Other non-current assets (Details) $ in Thousands	1 Months Ended	4 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($) tanker	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Apr. 30, 2017 USD ($)
Disclosure Of Other Non-Current Assets [Line Items]
Sellers credit on lease financed vessels			$ 9,087	$ 8,581
Capitalized loan fees			0	582
Deferred drydock costs on bareboat chartered-in vessels (6)			2,813	120
Other non-current assets			$ 75,210	50,684
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Working capital repayment period upon vessel's exit from each pool			6 months
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties			$ 31,450	28,050
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties			$ 4,923	6,751
Working capital repayment period upon vessel's exit from each pool			6 months
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties			$ 6,600	6,600
Other related parties [member] | Scorpio Group Pools [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties			42,973	41,401
Exhaust Gas cleaning System [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment			$ 12,221	$ 0
Payments to acquire property, plant, and equipment		$ 116,100
Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers		77	109	107
Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment			$ 6,365	$ 0
Payments to acquire property, plant, and equipment	$ 36,200
Number of equipment | equipment	55
Installation period of property, plant and equipment	5 years
Deposits for purchase of property, plant, and equipment and minority interest			8,100
Aggregate difference in investment fair value between put and call option exercise prices			600
STI Beryl, STI Le Rocher, STI Larvotto [Member] | Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Sale leaseback transaction, deposit per vessel			4,350		$ 4,350
Sale leaseback transaction, aggregate amount			13,100
Interest income on deposits			500	300
Third Party Supplier [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 1,800		$ 1,800
Period after investment acquired for which put option is exercisable			1 year
Period after investment acquired for which call option is exercisable			2 years
Third Party Supplier [Member] | Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Investment in ballast water treatment system supplier			$ 1,751	$ 0